Weil, Gotshal & Manges LLP
                                767 Fifth Avenue
                            New York, New York 10153






                                December 9, 2004



Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Ms. Pamela A. Long

                    RE: BUILDING MATERIALS CORPORATION OF AMERICA REGISTRATION STATEMENT ON FORM S-4
                          FILE NO. 333-119608

Dear Ms. Long:

       On behalf of our clients, Building Materials Corporation of America and the additional registrants of the Registration Statement (as defined below) (collectively, the "Company"), we are transmitting herewith via the EDGAR system for filing with the Commission Amendment No. 1 (the "Amendment") to the Registration Statement on Form S-4 (the "Registration Statement") of the Company (File No. 333-119608, together with exhibits thereto).

       Set forth below in bold are each of the comments in the Staff's letter of November 1, 2004. Immediately following each of the Staff's comment is the Company's response to that comment, including where applicable, a cross-reference to the location of changes made in response to the Staff's comment. For your convenience, each of the numbered paragraphs below corresponds to the numbered comment in the Staff's comment letter and includes the caption used in the comment letter.

GENERAL

       1. PLEASE UPDATE ALL INFORMATION IN THE PROSPECTUS TO THE MOST RECENT PRACTICABLE DATE AND WHERE WE ASK FOR REVISIONS TO YOUR DISCLOSURE IN ONE PLACE IN THE REGISTRATION STATEMENT, PLEASE MAKE SIMILAR REVISIONS IN ALL OTHER APPLICABLE PLACES.

              The Company has complied with the Staff's comment by updating all information in the prospectus to the most recent practicable date and revising the requested disclosure.

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       2.     PROVIDE US WITH AN EXECUTED SUPPLEMENTAL LETTER THAT:

              o STATES YOU ARE REGISTERING THE EXCHANGE OFFER IN RELIANCE UPON THE RELEVANT EXXON CAPITAL NO-ACTION LETTERS, AND

              o INCLUDES THE REPRESENTATIONS SUBSTANTIALLY IN THE FORM SET FORTH IN THE MORGAN STANLEY AND SHEARMAN & STERLING NO-ACTION LETTERS.

              The supplemental letter regarding the EXXON CAPITAL, MORGAN STANLEY and SHEARMAN & STERLING no action letters is being provided with this letter.

       3. PLEASE FILE OR SUBMIT ALL OF YOUR EXHIBITS WITH YOUR NEXT AMENDMENT, OR AS SOON AS POSSIBLE. NOTE THAT WE MAY HAVE COMMENTS ON THE EXHIBITS ONCE THEY ARE FILED AND WE WILL NEED ADEQUATE TIME TO REVIEW THESE MATERIALS BEFORE ACCELERATING EFFECTIVENESS.

              The Company has complied with the Staff's comment by filing all of the exhibits to the Amendment that were not previously filed with the Form S-4. See Exhibits 5.1, 10.16 and 12.

ADDITIONAL REGISTRANTS

       4. IT DOES NOT APPEAR THAT THE FORM S-4 HAS BEEN FILED FOR ALL OF THE ENTITIES LISTED IN THE TABLE OF ADDITIONAL REGISTRANTS. THE FILING DOES NOT APPEAR IN EDGAR FOR BUILDING MATERIALS INVESTMENT CORPORATION, BUILDING MATERIALS MANUFACTURING CORPORATION, AND DUCTWORK MANUFACTURING CORPORATION. IN ADDITION, THE FILING DOES APPEAR IN EDGAR FOR GAP FIBERGLASS CORPORATION, BUT THEY DO NOT APPEAR IN THE TABLE OF ADDITIONAL REGISTRANTS. PLEASE RECONCILE.

              The Company has complied with the Staff's comment by filing the Amendment for all of the entities listed in the table of additional registrants via EDGAR. In addition, the Company has not filed the Amendment for GAF Fiberglass because it is not an additional registrant.

       5. TO THE EXTENT ADDITIONAL FUTURE SUBSIDIARIES OF THE COMPANY COME INTO EXISTENCE AND ARE MADE GUARANTORS ON THE EXCHANGE NOTES PRIOR TO THE EXPIRATION OF THE OFFERING PERIOD, WE ASSUME YOU WILL UPDATE THE FACING PAGE, THE SIGNATURE PAGES, AND FINANCIAL STATEMENTS TO REFLECT THE ADDITIONAL GUARANTORS.

              The Company acknowledges the Staff's comment and agrees to update the facing page, the signature pages, and financial statements to reflect any additional guarantors.

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PROSPECTUS FRONT COVER

       6. PLEASE PROVIDE A BRIEF DESCRIPTION OF THE MATERIAL TERMS OF THE NOTES AND DISCLOSE THAT THE NOTES ARE UNCONDITIONALLY GUARANTEED BY YOUR SUBSIDIARIES. SEE ITEM 501(B)(2) OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure to the prospectus front cover.

       7. PLEASE PROVIDE THE INFORMATION REQUIRED BY ITEM 501(B)(4) OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure to the prospectus front cover.

FORWARD-LOOKING STATEMENTS, PAGE ii

       8. PLEASE MOVE THIS SECTION SO THAT IT APPEARS AFTER THE RISK FACTORS SECTION.

              The Company has complied with the Staff's comment by moving the specified section so that it appears after the risk factors. See page 24.

       9. SECTIONS 27A(B)(2)(C) OF THE SECURITIES ACT AND SECTIONS 21E(B)(2)(C) OF THE EXCHANGE ACT EXPRESSLY STATE THAT THE SAFE HARBOR FOR FORWARD-LOOKING STATEMENTS DOES NOT APPLY TO STATEMENTS MADE IN CONNECTION WITH A TENDER OFFER. PLEASE REVISE ACCORDINGLY.

              The Company has complied with the Staff's comment by revising the specified disclosure to delete the reference to the Securities Act or the Exchange Act. See page 24.

INDUSTRY AND MARKET DATA, PAGE ii

       10. PLEASE REVISE THE SECOND PARAGRAPH TO ELIMINATE THE IMPLICATION THAT YOU ARE NOT RESPONSIBLE FOR THE ACCURACY OF THE INFORMATION YOU ELECT TO INCLUDE IN YOUR PROSPECTUS.

              The Company has complied with the Staff's comment by revising the specified disclosure. See page ii.

       11. IF YOU FUNDED OR WERE OTHERWISE AFFILIATED WITH ANY OF THE STUDIES OR REPORTS YOU CITE, PLEASE DISCLOSE THIS. NOTE THAT IF ANY OF THIS INFORMATION WAS PREPARED BY A THIRD PARTY FOR INCLUSION IN THIS REGISTRATION STATEMENT, YOU SHOULD FILE THE CONSENT OF SUCH PARTY AS AN EXHIBIT.

              The Company notes that it did not fund and is not otherwise affiliated with any of the studies or reports cited. Moreover, no third party information was prepared for inclusion in the prospectus.

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

PROSPECTUS SUMMARY, PAGES 1-5

       12. DISCLOSURE ON PAGES 1-5 OF THE PROSPECTUS SUMMARY IS REPETITIVE OF INFORMATION CONTAINED ON PAGES 51-56 OF THE BUSINESS SECTION. PLEASE REDUCE THE AMOUNT OF INFORMATION ABOUT YOUR COMPANY AND ITS PRODUCTS AND DELETE THE INDUSTRY OVERVIEW, COMPETITIVE STRENGTHS, AND BUSINESS STRATEGY SECTIONS FROM THE PROSPECTUS SUMMARY, AS THEY MERELY DUPLICATE INFORMATION ELSEWHERE IN THE FILING AND APPEAR UNNECESSARY IN AN EXCHANGE OFFER TO EXISTING INVESTORS OF THE NOTES. PLEASE REVIEW AND REVISE THE ENTIRE SUMMARY SECTION TO ELIMINATE UNNECESSARY REPETITIVE DISCLOSURE. SEE FINAL RULES ON PLAIN ENGLISH DISCLOSURE, RELEASE NO. 33-7497, JANUARY 28, 1998.

              The Company has complied with the Staff's comment by deleting the specified disclosure from the Business section and where appropriate it has deleted other repetitive or unnecessary language. The Company believes it is appropriate and useful to investors to include the Industry Overview, Competitive Strengths and Business Strategy sections in the prospectus summary. See pages 56.

RISK FACTORS, PAGES 17-23

       13. DELETE THE LAST SENTENCE OF THE FIRST PARAGRAPH. ALL MATERIAL RISKS SHOULD BE DESCRIBED IN THE RISK FACTORS SECTION. IF RISKS ARE NOT DEEMED MATERIAL, YOU SHOULD NOT REFERENCE THEM.

              The Company has complied with the Staff's comment by revising the requested disclosure and deleting the specified sentence. See page 17.

       14. MANY RISK FACTOR HEADINGS DO NOT SPECIFY THE RESULTING RISK. PLEASE REVISE THEM AS NECESSARY TO SPECIFY CLEARLY THE RISK. WE MAY HAVE ADDITIONAL COMMENTS AFTER WE REVIEW YOUR RESPONSE.

              The Company has complied with the Staff's comment by revising many of the risk factor headings. See, e.g., pages 17, 20, 22 and 23.

       15. PLEASE AVOID LANGUAGE IN RISK FACTORS LIKE "ADVERSELY AFFECT," "MATERIALLY AFFECT" OR "MATERIAL ADVERSE EFFECT." INSTEAD, PLEASE STATE WHAT THE SPECIFIC IMPACT WILL BE ON YOUR FINANCIAL CONDITION OR RESULTS OF OPERATIONS. WE MAY HAVE ADDITIONAL COMMENTS AFTER WE REVIEW YOUR RESPONSE.

              The Company has complied with the Staff's comment by revising many of the references to "adversely affect," "materially affect" or "material adverse effect" to more precisely set forth the impact of the appropriate risk. See pages 17 to 23.

       16. SOME OF YOUR RISK FACTORS USE LANGUAGE LIKE "THERE CAN BE NO ASSURANCE" OR "WE CANNOT ASSURE." PLEASE DELETE THIS LANGUAGE; THE REAL RISK IS NOT YOUR INABILITY TO PREDICT OR OFFER ASSURANCE, BUT THE CONDITION DESCRIBED.

                  The Company has complied with the Staff's comment by revising many of the references to "there can be no assurance" or "we cannot assure." See, e.g., pages 17, 18, 19 and 21.

YOUR OLD NOTES WILL NOT BE ACCEPTED..., PAGE 17

IF YOU FAIL TO EXCHANGE YOUR OLD NOTES..., PAGE 17

       17. PLEASE DELETE THESE SECTIONS BECAUSE THEY ARE NOT RISKS OF PARTICIPATING IN THE EXCHANGE OFFER AND YOU HAVE PRESENTED SIMILAR DISCLOSURE ON PAGES 9, 24, AND 26-28.

              The Company has complied with the Staff's comment by revising the requested disclosure and where appropriate it has deleted repetitive or unnecessary language. See page 17.

WE MAY BE FORCED TO CONTRIBUTE ASSETS..., PAGE 18

       18. QUANTIFY THE RELIEF SOUGHT BY THE CREDITORS AND THE DAMAGES SOUGHT IN THE ASBESTOS COMPLAINTS.

              The Company has complied with the Staff's comment by revising the requested disclosure to explain that it is not possible to quantify the relief sought by creditors nor the damages sought in the asbestos complaints at this time. See page 18.

       19. DESCRIBE THE EFFECT IF THE PETITION TO CONSOLIDATE THE COMPANY WITH G-I HOLDINGS IS GRANTED.

              The Company has complied with the Staff's comment by revising the requested disclosure to describe the effect if the petition to consolidate the company with G-I Holdings is granted. See page 18.

OUR SUBSTANTIAL LEVERAGE COULD IMPAIR..., PAGE 19

       20. DISCLOSE THE MAXIMUM AMOUNT OF ADDITIONAL DEBT YOU CAN INCUR UNDER YOUR DEBT INSTRUMENTS.

              The Company has complied with the Staff's comment by providing the requested disclosure. See page 19.

       21. QUANTIFY YOUR DEBT SERVICE OBLIGATIONS AND THE FUNDS THAT ARE AVAILABLE TO SATISFY YOUR DEBT PAYMENTS.

              The Company has complied with the Staff's comment by revising the specified disclosure. See page 19.

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

       22. DISCLOSE, IF TRUE, THAT YOUR SUBSTANTIAL INDEBTEDNESS MAY MAKE IT DIFFICULT FOR YOU TO SATISFY YOUR OBLIGATIONS UNDER THE SENIOR CREDIT FACILITY AND THAT A DEFAULT ON YOUR SECURED DEBT COULD RESULT IN A FORECLOSURE ON YOUR ASSETS, AND WHAT THAT MEANS WITH RESPECT TO YOUR ABILITY TO OPERATE AS A GOING CONCERN.

              The Company has complied with the Staff's comment by revising the specified disclosure. See page 20.

THE VALUE OF THE COLLATERAL SECURING THE NOTES..., PAGE 19

       23. PLEASE PROVIDE THE BOOK VALUE OF THE ASSETS THAT ARE SECURING THE REGISTERED NOTES AS OF THE DATE OF THE LATEST FINANCIAL STATEMENTS IN THE PROSPECTUS. YOU SHOULD UPDATE THIS FIGURE IN YOUR SUBSEQUENT PERIODIC REPORTS FOR AS LONG AS THE REGISTERED NOTES ARE SECURED.

              The Company has complied with the Staff's comment by adding the requested disclosure. The Company will update this figure in subsequent periodic reports for as long as the registered notes are secured. See page 20.

FEDERAL AND STATE STATUTES ALLOW COURTS..., PAGE 21

       24. PLEASE REVISE TO COMPLY WITH THE PLAIN ENGLISH REQUIREMENTS AS SET FORTH IN RULE 421(D) OF REGULATION C. FOR EXAMPLE, AVOID THE USE OF LEGAL JARGON AND AN OVERLY COMPLEX PRESENTATION.

              The Company has complied with the Staff's comment by revising this risk factor to more closely comply with the plain English requirements. See page 21.

ENVIRONMENTAL LAWS AND REGULATIONS..., PAGE 23

       25. DISCLOSE THAT YOU ARE A PARTY TO ENVIRONMENTAL PROCEEDINGS UNDER CERCLA.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 23.

THE EXCHANGE OFFER, PAGES 24-30

PROCEDURES FOR TENDERING, PAGE 28

       26. PLEASE REVISE YOUR DISCLOSURE TO CLARIFY THAT YOU WILL RETURN ANY OLD NOTES THAT ARE NOT ACCEPTED FOR EXCHANGE "PROMPTLY," RATHER THAN "AS PROMPTLY AS PRACTICABLE," FOLLOWING THE EXPIRATION OR TERMINATION OF THE OFFER. SEE RULE 14E-1(C).

              The Company has revised the referenced disclosure to provide that it will return any old notes that are not accepted for exchange "promptly," rather than "as promptly as practicable," following the expiration or termination of the offer. See page 28.

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

CONDITIONS, PAGE 29

       27. YOU INDICATE THAT YOUR FAILURE TO ASSERT CONDITIONS WILL NOT MEAN THAT YOU HAVE WAIVED YOUR RIGHT TO DO SO. PLEASE NOTE THAT YOU MAY NOT IMPLICITLY WAIVE AN OFFER CONDITION BY FAILING TO ASSERT IT. IF YOU DECIDE TO WAIVE A CONDITION, YOU MUST EXPRESSLY ANNOUNCE THE DECISION IN A MANNER REASONABLY CALCULATED TO INFORM SECURITY HOLDERS OF THE WAIVER. PLEASE CONFIRM YOUR UNDERSTANDING SUPPLEMENTALLY.

              The Company acknowledges the Staff's comment and confirms supplementally that it may not implicitly waive an offer condition by failing to assert it and confirms that if it decides to waive a condition, it must expressly announce the decision in a manner reasonably calculated to inform security holders of the waiver.

USE OF PROCEEDS, PAGE 31

       28. DESCRIBE THE USES OF THE PROCEEDS FROM THE PRIVATE PLACEMENT OF THE OLD NOTES IN ACCORDANCE WITH ITEM 504 OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 32.

MD&A, PAGES 37-50

CRITICAL ACCOUNTING POLICIES, PAGES 38-40

       29. PLEASE DISCUSS IN GREATER DETAIL, IF POSSIBLE, THE LIKELIHOOD AND MAGNITUDE OF MATERIALLY DIFFERENT REPORTED RESULTS IF DIFFERENT ASSUMPTIONS OR CONDITIONS WERE TO PREVAIL. SEE RELEASE NO 33-8350, COMMISSION GUIDANCE REGARDING MD&A, DECEMBER 19, 2003. YOUR CURRENT DISCLOSURE IS SOMEWHAT VAGUE. FOR EXAMPLE, CONSIDER WHETHER YOU COULD BE MORE SPECIFIC WHEN YOU SAY THAT "[A]CTUAL RESULTS MAY DIFFER FROM THESE ESTIMATES UNDER DIFFERENT ASSUMPTIONS OR CONDITIONS."

              The Company has complied with the Staff's comment by adding additional detail to the discussion of its critical accounting policies. See pages 39-41.

RESULTS OF OPERATIONS, PAGES 40-42

       30. THE NARRATIVE FORMAT OF YOUR MD&A DISCLOSURE MAKES IT DIFFICULT TO EASILY IDENTIFY THE MOST MATERIAL INFORMATION AND KEY PERFORMANCE INDICATORS. IN LIGHT OF THE GUIDANCE CONTAINED IN INTERPRETATION:
              COMMISSION GUIDANCE REGARDING MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND

              RESULTS OF OPERATIONS (COMMISSION'S MD&A GUIDANCE) ISSUED ON DECEMBER 19, 2003, PLEASE CONSIDER WHETHER A TABULAR PRESENTATION OF RELEVANT FINANCIAL OR OTHER INFORMATION MIGHT HELP A READER'S UNDERSTANDING OF MD&A. ALSO CONSIDER WHETHER AN INTRODUCTORY SECTION OR OVERVIEW WOULD FACILITATE A READER'S UNDERSTANDING OF YOUR RESULTS AND FINANCIAL CONDITION. MATERIAL DISCLOSURES IN THIS REGARD MIGHT INCLUDE, AMONG OTHER THINGS, ASPHALT PRICE LEVELS AND PERCENTAGE CHANGES FOR EACH PERIOD PRESENTED, PERCENTAGE CHANGE IN SALES RESULTING FROM VOLUME CHANGES, PRICE CHANGES AND OTHER FACTORS, MACROECONOMIC INDICATORS MOST CLOSELY LINKED TO COMPANY PERFORMANCE (E.G., INTEREST RATES, INFLATION AND HOUSING MARKET INDICATORS), ETC.

              The Company has complied with the Staff's comment by revising the specified disclosure, adding an introductory paragraph to the Results of Operations section on page 41 and providing additional disclosure on the results of operations of its business segments for each comparative period. See pages 42 to 44.

LIQUIDITY AND FINANCIAL CONDITION, PAGES 42-46

       31. PLEASE DISCUSS YOUR LIQUIDITY OVER BOTH THE SHORT AND LONG TERM IN LIGHT OF YOUR NEGATIVE CASH FLOWS FROM OPERATIONS, DEBT SERVICE REQUIREMENTS, CAPITAL EXPENDITURES, MANAGEMENT FEES AND OTHER CONTRACTUAL OBLIGATIONS.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 44 to 45.

       32. DISCLOSE THAT YOU HAVE NEGATIVE CASH FLOWS FROM OPERATIONS AND DISCLOSE IF YOU INTEND TO RELY ON EXTERNAL FINANCING IN ORDER TO MEET YOUR CASH REQUIREMENTS AND MAINTAIN OPERATIONS. ALSO PROVIDE YOUR ASSESSMENT OF WHETHER THIS FINANCING WILL CONTINUE TO BE AVAILABLE, AND ON WHAT TERMS.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 44.

       33.    DISCUSS HOW SEASONALITY AFFECTS YOUR WORKING CAPITAL NEEDS.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 44.

CONTRACTUAL OBLIGATIONS, PAGE 47

       34. REVISE YOUR CONTRACTUAL OBLIGATIONS DISCUSSION TO ADDRESS INTEREST COSTS. SEE SECTION IV.A OF INTERPRETATION: COMMISSION GUIDANCE REGARDING MANAGEMENT'S DISCUSSION AND ANALYST OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS ISSUED DECEMBER 19, 2003 FOR GUIDANCE.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 50.

       35. PLEASE INCLUDE YOUR CONTRACTUAL OBLIGATIONS UNDER THE ISP SUPPLY CONTRACT AND THE ISP MANAGEMENT AGREEMENT OR EXPLAIN WHY YOU DO NOT BELIEVE THESE OBLIGATIONS SHOULD BE INCLUDED.

              The Company has complied with the Staff's comment by including disclosure on its contractual obligations under the ISP management agreement and explains that its costs under the ISP supply contract are not fixed and are based on current demand. See pages 49 and 50.

MARKET-SENSITIVE INSTRUMENTS AND RISK MANAGEMENT, PAGE 50

       36. PLEASE DESCRIBE ANY HEDGING ARRANGEMENTS YOU HAVE ENTERED INTO. SEE ITEM 305 OF REGULATION S-K.

              The Company has complied with the Staff's comment by indicating that it has not entered into any hedging arrangements for the respective periods presented. See page 53.

BUSINESS, PAGES 51-63

       37. PLEASE DISCLOSE YOUR DEPENDENCE ON A SINGLE OR A FEW CUSTOMERS. SEE ITEM 101(C)(1)(VII) OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 56.

       38. PLEASE DISCLOSE YOUR BACKLOG, IF ANY. SEE ITEM 101(C)(1)(VIII) OF REGULATION S-K.

              The Company has complied with the Staff's comment by noting that backlog is not significant to its operations. See page 57.

RAW MATERIALS, PAGE 56

       39. PLEASE DISCLOSE THE EFFECT, IF ANY, OF THE INCREASED PRICE FOR PETROLEUM PRODUCTS IN 2004.

              The Company supplementally advises the Staff that the impact of its petroleum related costs were partially offset by selling price increases in 2004, and therefore, did not have a significant effect on its results of operations. In addition, the Company supplementally advises the Staff it does not believe that further disclosure of petroleum costs is necessary at this time.

LEGAL PROCEEDINGS, PAGE 60

       40. DISCLOSE THE AMOUNTS BY WHICH YOU MAY BE HELD LIABLE UNDER ALL THE ACTIONS. SEE ITEM 103 OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 63.

MANAGEMENT, PAGES 66-68

       41. PLEASE PROVIDE DISCLOSURE ON THE OPTION PLAN AND AGREEMENTS YOU HAVE FILED WITH US AND INCLUDED IN YOUR EXHIBIT INDEX.

              The Company advises the Staff that the option plan and agreements are summarized on pages 67 and 68. In addition, the Company has deleted the previously filed Exhibits 10.8, 10.9, 10.10 and 10.11, which are obsolete. See page II-16.

       42. QUANTIFY THE AMOUNTS PAYABLE TO MANAGEMENT UNDER THE EMPLOYMENT SECURITY AGREEMENTS IN THE EVENT OF A CHANGE IN CONTROL. PLEASE ALSO CLARIFY WHETHER THE BANKRUPTCY PROCEEDINGS OF G-I HOLDINGS COULD TRIGGER THESE AGREEMENTS.

              The Company has complied with the Staff's comment by adding the requested disclosure. See pages 67 to 68.

DESCRIPTION OF MATERIAL INDEBTEDNESS, PAGES 71-72

       43. PLEASE DESCRIBE IN DETAIL THE FINANCIAL COVENANTS IN THE CREDIT FACILITY AND THE NOTES.

              The Company has complied with the Staff's comment by revising the specified disclosure. See page 71 to 72.

DESCRIPTION OF THE NOTES, PAGE 73

       44. PLEASE REMOVE THE THIRD SENTENCE OF THE THIRD PARAGRAPH IN THIS SECTION, AS IT MAY SUGGEST THAT NOTEHOLDERS DO NOT HAVE RIGHTS UNDER THE FEDERAL SECURITIES LAWS WITH REGARD TO THE DISCLOSURE THAT FOLLOWS.

              The Company has complied with the Staff's comment by deleting the specified language. See page 73.

       45. IN ORDER TO MAKE THIS SECTION CONSISTENT WITH DISCLOSURE ELSEWHERE IN THE PROSPECTUS, PLEASE REVISE TO STATE THAT THE NOTES ARE FULLY AND UNCONDITIONALLY GUARANTEED.

              The Company has complied with the Staff's comment by revising the specified disclosure to state that the notes are fully and unconditionally guaranteed. See page 73.

CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES, PAGE 106

       46. PLEASE DELETE THE WORD "CERTAIN" FROM THE HEADING. YOU SHOULD DISCUSS ALL MATERIAL TAX CONSEQUENCES OF THE TRANSACTION.

              The Company has complied with the Staff's comment by deleting the word "certain" from the heading. See page 106.

       47. PLEASE REMOVE THE SENTENCES IN THE FIRST AND LAST PARAGRAPHS THAT THE DISCUSSION IS A "GENERAL SUMMARY ONLY" AND IS FOR "GENERAL INFORMATION ONLY." THIS MAY IMPLY THAT INVESTORS ARE NOT ENTITLED TO RELY ON THIS INFORMATION.

              The Company has complied with the Staff's comment by revising the specified disclosure. See page 106.

WHERE YOU CAN FIND MORE INFORMATION, PAGE 108

       48. PLEASE REMOVE THE SENTENCE IN THE MIDDLE OF THIS PARAGRAPH THAT QUALIFIES STATEMENTS YOU MAKE IN THE PROSPECTUS BY REFERENCE TO INFORMATION OUTSIDE OF THE PROSPECTUS. RULE 411(A) PERMITS THIS TYPE OF QUALIFICATION ONLY WHERE CONTEMPLATED BY THE FORM.

              The Company has complied with the Staff's comment by deleting the specified sentence. See page 108.

       49. PLEASE REVISE YOUR DISCLOSURE TO REFLECT THAT YOU CURRENTLY FILE PERIODIC REPORTS AND OTHER INFORMATION WITH THE SEC. SEE ITEM 101(E)(1) OF REGULATION S-K.

              The Company has complied with the Staff's comment by adding the requested disclosure. See page 108.

EXHIBITS

       50. PLEASE FILE THE LONG-TERM REQUIREMENTS CONTRACT WITH ISP AS AN EXHIBIT TO THE REGISTRATION STATEMENT.

              Item 601(b)(10) of Regulation S-K provides that companies are required to file contracts not made in the ordinary course of business which are material to the company and are to be performed at or after the filing of the registration statement or were entered into less than two years prior to the filing. Although the long-term requirements contract with ISP may be material to the Company, it is a contract made in the ordinary course of business and, as a result, the Company does not believe it is required to be filed by Regulation S-K.

       We would very much appreciate receiving the Staff's comments, if any, with respect to Amendment No. 1 to the Registration Statement on Form S-4 as promptly as practicable. If it would expedite the review of the materials filed herewith, please do not hesitate to call the undersigned at (212) 310-8000.

                                                          Sincerely yours,



                                                      /s/ Michael Lubowitz
                                                    ----------------------------
                                                         Michael Lubowitz



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